SEGMENT AND GEOGRAPHICAL INFORMATION (Operating Results of Reportable Segments) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016
Segment Reporting Information [Line Items]
Revenue	$ 134,950		$ 123,932
Depreciation and amortization	505		433
Net profit (loss)	1,154	$ 5,653	(3,311)
Total assets	68,064	$ 47,156	58,777
Corporate [Member]
Segment Reporting Information [Line Items]
Revenue
Depreciation and amortization	22		3
Net profit (loss)	(4,474)		(5,313)
Total assets	3,381		523
Aviation Services [Member]
Segment Reporting Information [Line Items]
Revenue	133,227		122,469
Depreciation and amortization	466		410
Net profit (loss)	6,878		3,124
Total assets	63,593		57,527
Technology [Member]
Segment Reporting Information [Line Items]
Revenue	1,723		1,463
Depreciation and amortization	17		20
Net profit (loss)	(1,250)		(1,122)
Total assets	$ 1,090		$ 727